BALANCE SHEETS - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021
Assets:
Cash	$ 183,019	$ 228,350
Prepaid expenses	238,002	255,222
Deferred offering costs			208,199
Total current assets	421,021	483,572	208,199
Marketable securities held in Trust Account	116,823,042	116,310,252
Total Assets	117,244,063	116,848,626	208,199
Liabilities and Shareholders' (Deficit) Equity
Accrued offering costs and expenses	1,745,589	1,596,522	22,318
Promissory note - related party		1,014,945	175,827
Working Capital Loans	1,264,945
Due to related party	115,000	85,000
Total current liabilities	3,125,534	2,696,467	198,145
Deferred underwriting commissions	4,025,000	4,025,000
Total Liabilities	7,150,534	6,721,467	198,145
Commitments and Contingencies (Note 6)
Ordinary shares subject to possible redemption, 11,500,000 and 0 shares at September 30, 2022 and September 30, 2021, respectively	116,823,042	116,310,252
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 3,075,000 shares issued and outstanding (excluding 11,500,000 and 0 shares subject to possible redemption) at September 30, 2022 and September 30, 2021, respectively	308	308	308
Additional paid-in capital			24,692
Accumulated deficit	(6,729,821)	(6,183,401)	(14,946)
Total Shareholders' (Deficit) Equity	(6,729,513)	(6,183,093)	10,054
Total Liabilities and Shareholders' (Deficit) Equity	$ 117,244,063	$ 116,848,626	$ 208,199